Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Clough Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001638872
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 27, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Clough Global Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CLOUGH FUNDS TRUST

SUPPLEMENT DATED SEPTEMBER 27, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 28, 2019

Effective September 30, 2019, the section titled “FEES AND EXPENSES OF THE FUND” of the Summary Section of the Fund’s Prospectus and the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

FEES AND EXPSENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class(1)	Class A(2)	Class C	Class I
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None(3)	1.00%(4)	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(5)	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Total Other Expenses(6)
Dividend and Interest Expense on Short Sales	0.43%	0.43%	0.43%	0.43%
Shareholder Services Fees	0.10%	0.10%	None	None
Other Fund Expenses	1.01%	0.73%	0.98%	1.07%
Acquired Fund Fees and Expenses(7)	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.93%	2.65%	3.55%	2.64%
Fee Waiver and/or Expense Reimbursement(8)	0.86%	0.58%	0.83%	0.92%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%	2.07%	2.72%	1.72%

(1)	Effective December 1, 2017, Class A shares were renamed Investor Class shares.

(2)	A new Class A shares commenced operations on June 29, 2018.

(3)	You may purchase Class A shares in amounts of $1 million or more without paying an initial sales charge, but if you redeem those shares within 12 months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 1.00%.

(4)	On Class C shares redeemed within 12 months of purchase.

(5)	Reflects revised management fees effective September 30, 2019.

(6)	Based on estimated Class A expenses for the first 12 months of operations of Class A shares.

(7)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(8)	Clough Capital Partners L.P. (the “Adviser”) has agreed contractually to limit the operating expenses of each class of the Fund (excluding Rule 12b-1 Distribution and Service Fees, Shareholder Services Fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, and litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.25% through February 28, 2021. The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed under this letter agreement if such recovery does not cause total annual operating expenses to exceed the expense limitation in effect (i) at the time the expenses to be recovered were waived and/or reimbursed and (ii) at the time of such recovery. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Trustees.

Example

This Example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver and/or expense reimbursements shown in the Annual Fund Operating Expenses table are only reflected for the length of the expense commitment in each time period shown below.

	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Investor Class Shares	$ 210	$ 740	$ 1,386	$ 3,120
Class A Shares	$ 748	$ 1,221	$ 1,776	$ 3,281
Class C Shares	$ 375	$ 930	$ 1,694	$ 3,701
Class I Shares	$ 175	$ 640	$ 1,230	$ 2,828
You would pay the following expenses if you did not redeem your shares:
Investor Class Shares	$ 210	$ 740	$ 1,386	$ 3,120
Class A Shares	$ 748	$ 1,221	$ 1,776	$ 3,281
Class C Shares	$ 275	$ 930	$ 1,694	$ 3,701
Class I Shares	$ 175	$ 640	$ 1,230	$ 2,828

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Effective September 30, 2019, the second paragraph under the section titled “MANAGEMENT” of the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.10% based on the Fund’s average daily net assets. Prior to September 30, 2019, the Fund’s annual management fee was 1.35% of the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement was two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of renewal of the Fund’s Advisory Agreement is provided in the Fund’s semi-annual report to shareholders for the fiscal period ended April 30, 2019. During the fiscal year ended October 31, 2018, the Fund paid the Adviser a management fee equal to 0.53% of the Fund’s average daily net assets (including any waivers and/or reimbursements). The Adviser has agreed contractually to limit the operating expenses of each class of the Fund (excluding Rule 12b-1 Distribution and Service Fees, Shareholder Services Fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.25% through February 28, 2021. The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed under this letter agreement if such recovery does not cause total annual operating expenses to exceed the expense limitation in effect (i) at the time the expenses to be recovered were waived and/or reimbursed and (ii) at the time of such recovery. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Trustees. During the fiscal year ended October 31, 2018, the Adviser did not recover any waived or reimbursed fees and expenses.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE